Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (452,223)	$ (58,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in provision for losses on valuation of inventories	197
Depreciation and amortization	541
Interest expense	1,603
Pension benefits provision	120
Gain on settlement of preexisting relationship	(1,152)
Allowance for credit losses		5,529
Interest income	(77)
Gain on foreign exchange translation	(147)
Loss on foreign exchange translation	668
Change in fair value of CPU Share Allocation Obligations	190,487	(10,769)
Change in fair value of July investment agreement derivatives	234,739	59,289
Investor expenses incurred on behalf of Company	2,837	1,910
Day one loss on CPU Share Allocation Obligations		404
Change in fair value of convertible debentures	(1,671)
Share based compensation	1,947
Paid in kind – interest		(963)
Non-cash others	(8)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade accounts receivable	(629)
Non-trade accounts receivable	(1,246)
Prepaid expenses and other assets	(104)	(75)
Inventories	(425)
Deferred transaction costs	9,265
Trade accounts payable	(1,628)	(856)
Non-trade accounts payable	2,007
Other liabilities	151
Accrued expenses and other current liabilities	(72)	(44)
Net cash used in operating activities	(14,818)	(4,462)
Cash flows from investing activities
Purchases of property, plant and equipment	(7,736)
Payments for leasehold deposits	(24)
Decrease in leasehold deposits	9
Issuance of notes receivable	(650)	(761)
Payment for acquisition of business	(350)
Proceeds from notes receivable	7	200
Net cash acquired in Business Combination	1,379
Net cash used in investing activities	(7,365)	(561)
Cash flows from financing activities
Proceeds from short-term debt	1,737
Repayment of short-term debt	(1,404)
Repayment of current portion of long-term debt	(559)
Payment of lease liabilities	(38)
Cash assumed in reverse recapitalization	13
Constructive disbursements to related party	(1,408)	(2,495)
Payments for appraisal rights	(936)
Payment of short-term debt – Sponsor	(363)
Proceeds from issuance of convertible debentures	19,400
Payment of deferred transaction costs		(533)
Proceeds from issuance of convertible preferred units		7,050
Net cash provided by financing activities	16,443	4,022
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(691)
Net decrease in cash, cash equivalents and restricted cash	(5,741)	(1,001)
Cash and cash equivalents, and restricted cash, as of beginning of period	11,685	2,615
Cash and cash equivalents, and restricted cash, as of end of period	5,254	1,614
Supplemental cash flow information:
Taxes paid
Interest paid	(168)
Supplemental disclosure of noncash investing and financing activities:
Acquisition of business, deferred consideration payable included in non-trade accounts payable	47,863
Acquisition of business, shares of common stock exchanged	23,064
Reverse recapitalization, net non-cash liabilities assumed and settlement of preexisting relationship	10,886
Reclassification of CPU Share Allocation Obligation from liability to equity	186,766
Issuance of common stock for settlement of July Investment Agreement Derivative liabilities	588,944
Issuance of common stock for settlement of CPU Share Allocation Obligations liabilities	296,402
Fair value of CPU Share Allocation Obligations issued in connection with issuance of certain convertible preferred units		4,704
Deferred transaction costs included within accounts payable and accrued expenses		$ 3,462